Taxes (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Stock-based compensation	$ 1,590,703	$ 1,464,527
Litigation settlement loss	0	513,000
Stock option and warrant revaluation	313,213	965,454
Tax loss carry forward	17,037,739	17,158,394
Valuation allowance	(18,941,655)	(20,101,375)
Deferred tax assets/liabilities	$ 0	$ 0